CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - shares		12 Months Ended
	Mar. 05, 2021	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021
Sale of Private Placement Warrants (in shares)		378,000
Over-allotment option
Number of units sold	1,500,000	11,500,000
Sale of Private Placement Warrants (in shares)		408,000
Private Placement
Sale of Private Placement Warrants (in shares)		378,000
Private Placement | Private Placement Warrants
Sale of Private Placement Warrants (in shares)		408,000	408,000	408,000